RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

11. RELATED PARTIES TRANSACTIONS

(a) The Company had the following balances due to related parties:

	Relationship	Dec 31, 2022	Dec 31, 2021
Junze Zhang	Shareholder and director of the Company	698,624	667,787

Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	6,356	6,750
Total		$704,980	$674,537

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

From time to time, majority shareholder and general manager of the Company advanced funds to the Company for working capital purpose.

(b) Transactions

	For the years ended December 31,
	2022	2021
Repayment to related parties
Hengqing Investment Consultation(SZ) Partnership Business (LP)	-	-
Henghui Investment Consultation(SZ) Partnership Business (LP)	-	-
Qing Zuo	-	8,850
Junze Zhang	-	-
Mengling Zhang	-	-
Zihua Wu	-	-
	$-	$8,850

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$-	$-
Qing Zuo	151	15,499
Junze Zhang	43,317	276,375
Mengling Zhang	-	-
Zihua Wu	-	-
	$43,488	$291,874